Supplemental Financial Information - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands			1 Months Ended
	Apr. 15, 2021	Feb. 05, 2021	Feb. 28, 2021	Feb. 05, 2021	Feb. 28, 2019	Sep. 30, 2018	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Restricted cash		$ 2,000		$ 2,000			$ 7,400	$ 21,700		$ 1,300
Capital expenditures incurred but not yet paid		31,000		31,000			30,400	35,300	$ 26,400	36,000
Deferred revenues		8,287		8,287			17,491	59,886	$ 60,047	65,055	$ 80,753
Deferred expenses under drilling contracts								13,900		30,800
Aramco | Prepaid expenses and other current assets
Condensed Balance Sheet Statements, Captions [Line Items]
Capital expenditures incurred but not yet paid								35,300		36,000	$ 52,100
Contract drilling services
Condensed Balance Sheet Statements, Captions [Line Items]
Deferred revenues								59,900		65,100
Pacific Drilling
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares received by acquiree (in shares)	16,600
Total consideration	$ 357,662
Net assets acquired	$ 422,141
Second Lien Notes Indenture | Secured Debt [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Debtor-in-possession financing, amount arranged		216,000		216,000
Debtor-in-possession financing, backstop fee		16,000		16,000
Seller Loan Due September 2022 [Member] | Secured Debt [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Financed value						$ 60,000
Seller Loan Due February 2023 [Member] | Secured Debt [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Financed value			$ 53,600		$ 53,600
Participants In The Rights Offering | Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Plan of reorganization, shares issued, subscription price		200,000		200,000
Participants In The Rights Offering | Second Lien Notes Indenture | Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Plan of reorganization, shares issued, subscription price		200,000		200,000
Finco
Condensed Balance Sheet Statements, Captions [Line Items]
Restricted cash		$ 2,000		$ 2,000			$ 7,400	$ 1,700		$ 1,300